Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Prepaid expenses	$ 466,501	$ 437,500
Cash	128,719	1,250	$ 25,000
Total current assets	595,220	438,750	25,000
Other assets	145,833	364,583
Cash equivalents held in Trust Account	232,305,815	230,000,819
Total Assets	233,046,868	230,804,152	25,000
Current Liabilities:
Accrued expenses	81,058	28,099	98
Payables to related party	108,719	4,295	2,351
Sponsor loan – promissory notes	3,460,955	427,612
Franchise tax payable	100,000	24,615
Income tax payable	52	26
Total Current Liabilities	3,750,784	484,647	2,449
Warrant liability	12,611,665	12,061,764
Total Liabilities	16,362,449	12,546,411	2,449
Commitments and Contingencies (Note 5)
Class A common stock	211,684,415	213,257,740
Stockholders' Equity:
Preferred stock
Class A common stock	254	217
Class B common stock	575	575	575	[1]
Additional paid-in capital	9,457,745	7,884,457	24,425
Accumulated deficit	(4,458,570)	(2,885,248)	(2,449)
Total Stockholders' Equity	5,000,004	5,000,001	22,551
Total Liabilities and Stockholders' Equity	$ 233,046,868	$ 230,804,152	$ 25,000

[1]	This number has been retroactively restated to reflect the recapitalization of the Company in the form of a 2.5-for-1 stock split and subsequent return to the Company, which resulted in cancellation of 8,625,000 Founder Shares (see Note 6).